SUBSEQUENT EVENTS - (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended		12 Months Ended
	Feb. 24, 2017	Feb. 20, 2017	Feb. 07, 2017	Jan. 23, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Subsequent Events
Repayments of Debt						$ 7,625	$ 298,000	$ 107,000
Issuance of equity options					418,184		204,245
Share price					$ 20.00
Equity options term							7 years
Maximum
Subsequent Events
Equity options term					10 years
Minimum
Subsequent Events
Equity options term					7 years
Subsequent Event
Subsequent Events
Share price				$ 20.00
Business acquisition price	$ 56,500
Price paid in cash (in percentage)	90.00%
Price paid in equity (in percentage)	10.00%
Subsequent Event | Maximum
Subsequent Events
Equity options term				10 years
Subsequent Event | Minimum
Subsequent Events
Equity options term				7 years
Subsequent Event | Board of directors
Subsequent Events
Issuance of equity options				10,668
Restricted stock granted				2,500
Subsequent Event | Certain employees
Subsequent Events
Issuance of equity options		8,002	75,399	324,111
Share price		$ 20.00	$ 20.00
Equity options term		7 years	7 years
Restricted stock granted		1,875		34,867